UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08265

Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2009

Date of reporting period:	February 28, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2009

Total Return for the 6 Months Ended February 28, 2009
Class A	Class B	Class C	Class I	S&P 500® Index[1]	Lipper S&P 500 Objective Funds Index[2]
–41.89%	–42.08%	–42.09%	–41.81%	–41.82%	–41.85%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended February 28, 2009 was one of the worst periods in the history of financial markets. Over the course of the period, the housing crisis escalated through the mortgage-backed securities market into a widespread financial crisis, which eventually spilled over into the real economy. Credit tightening, along with the collapse or essential takeover of some financial institutions, caused massive dislocations in financial markets and incredibly high volatility.

Government intervention, which included very active monetary policy as well as direct support for the banks, may have prevented some of the worst scenarios, but it failed to protect the economy from slipping into recession. Significant declines in economic activity have been observed across all sectors and segments of the economy. Housing prices in the U.S. continued to fall, and foreclosures have not slowed down. Virtually all economic indicators registered record lows. Unemployment rose steadily, reaching 8.1 percent in the month of February. Consumer confidence and spending hit all-time lows. The recession has become truly global, spreading to developed European countries and emerging markets. Perhaps the only good news is the sign of some improvements in the credit markets that emerged at the end of the year.

Performance Analysis

Class A, Class B and Class C shares of Morgan Stanley S&P 500 Index Fund underperformed the S&P 500® Index ("the Index") and the Lipper S&P 500 Objective Funds Index for the six months ended February 28, 2009, assuming no deduction of applicable sales charges. Class I shares outperformed the S&P 500 Index and the Lipper S&P 500 Objective Funds Index for the same period.

Within the Index and therefore the Fund, all ten sectors had negative absolute performance during the six-month period, with double-digit declines. The unfolding global recession with rising unemployment and a retrenching of consumer spending led to the negative performance of stocks across the sector spectrum. At the same time, credit market turmoil and other developments in the capital markets affected most severely financial companies, while collapsing commodity prices in the second half of 2008 led to underperformance of the materials sector. For the period, the worst performing sectors were financials, industrials and materials.

The underperformance was pervasive, affecting all styles and market capitalization segments as investors tried to move out of equities into relatively safe assets. On an individual stock basis, the largest detractors in the overall portfolio were dominated by financial stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TOP 10 HOLDINGS as of 02/28/09
Exxon Mobil Corp.	5.4%
Procter & Gamble Co. (The)	2.2
AT&T Inc.	2.2
Johnson & Johnson	2.1
Microsoft Corp.	1.9
International Business Machines Corp.	1.9
Chevron Corp.	1.9
Wal-Mart Stores, Inc.	1.7
General Electric Co.	1.4
JPMorgan Chase & Co.	1.3
TOP FIVE INDUSTRIES as of 02/28/09
Integrated Oil	8.8%
Pharmaceuticals: Major	7.7
Electric Utilities	4.1
Packaged Software	3.7
Major Telecommunications	3.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies included in the S&P 500® Index. The "Investment Adviser," Morgan Stanley Investment Advisors Inc., "passively" manages the Fund's assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Investment Adviser typically will invest the same percentage of the Fund's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies, including those that are in emerging market countries, that are included in the S&P 500 Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 28, 2009
Symbol	Class A Shares* (since 09/26/97) SPIAX	Class B Shares** (since 09/26/97) SPIBX	Class C Shares† (since 09/26/97) SPICX	Class I Shares†† (since 09/26/97) SPIDX
1 Year	(43.47)%[3] (46.44) [4]	(43.86)%[3] (46.63) [4]	(43.88)%[3] (44.43) [4]	(43.30)%[3] —
5 Years	(7.11) [3] (8.11) [4]	(7.80) [3] (8.16) [4]	(7.80) [3] (7.80) [4]	(6.89) [3] —
10 Years	(4.02) [3] (4.53) [4]	(4.61) [3] (4.61) [4]	(4.74) [3] (4.74) [4]	(3.79) [3] —
Since Inception	(1.11) [3] (1.58) [4]	(1.64) [3] (1.64) [4]	(1.85) [3] (1.85) [4]	(0.88) [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper S&P 500 Objective Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Objective Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper S&P 500 Objective Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/08 – 02/28/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	09/01/08	02/28/09	09/01/08 – 02/28/09
Class A
Actual (–41.89% return)	$1,000.00	$581.10	$2.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.87	$2.96
Class B
Actual (–42.08% return)	$1,000.00	$579.20	$5.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$6.71
Class C
Actual (–42.09% return)	$1,000.00	$579.10	$5.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$6.71
Class I
Actual (–41.81% return)	$1,000.00	$581.90	$1.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.11	$1.71

  @  Expenses are equal to the Fund's annualized expense ratios of 0.59%, 1.34%, 1.34% and 0.34% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (100.1%)
	Advertising/Marketing Services (0.1%)
32,596	Interpublic Group of Companies, Inc. (The) (a)	$124,191
21,259	Omnicom Group, Inc.	510,854
		635,045
	Aerospace & Defense (1.8%)
47,986	Boeing Co.	1,508,680
9,493	FLIR Systems, Inc. (a)	193,752
25,284	General Dynamics Corp.	1,107,944
8,420	Goodrich Corp.	279,039
8,167	L-3 Communications Holdings, Inc.	552,498
21,729	Lockheed Martin Corp.	1,371,317
22,363	Northrop Grumman Corp.	835,482
9,536	Precision Castparts Corp.	528,580
26,791	Raytheon Co.	1,070,836
10,828	Rockwell Collins, Inc.	337,834
		7,785,962
	Agricultural Commodities/ Milling (0.3%)
43,877	Archer-Daniels-Midland Co.	1,169,761
	Air Freight/Couriers (1.1%)
11,574	C.H. Robinson Worldwide, Inc.	478,931
14,505	Expeditors International of Washington, Inc.	399,613
21,289	FedEx Corp.	919,898
66,468	United Parcel Service, Inc. (Class B)	2,737,152
		4,535,594
	Airlines (0.1%)
50,598	Southwest Airlines Co.	298,022
	Aluminum (0.1%)
54,742	Alcoa, Inc.	341,043
	Apparel/Footwear (0.4%)
22,362	Coach, Inc. (a)	312,621

NUMBER OF SHARES		VALUE
5,706	Jones Apparel Group, Inc.	$15,349
26,836	Nike, Inc. (Class B)	1,114,499
3,848	Polo Ralph Lauren Corp.	132,641
6,023	V.F. Corp.	312,594
		1,887,704
	Apparel/Footwear Retail (0.3%)
5,953	Abercrombie & Fitch Co. (Class A)	130,906
31,894	Gap, Inc. (The)	344,135
18,508	Limited Brands, Inc.	142,327
10,902	Nordstrom, Inc.	146,850
28,478	TJX Companies, Inc. (The)	634,205
		1,398,423
	Auto Parts: O.E.M. (0.2%)
11,279	Eaton Corp.	407,736
40,642	Johnson Controls, Inc.	462,506
		870,242
	Automotive Aftermarket (0.0%)
16,504	Goodyear Tire & Rubber Co. (The) (a)	73,278
	Beverages: Alcoholic (0.2%)
6,708	Brown-Forman Corp. (Class B)	288,310
13,315	Constellation Brands Inc. (Class A) (a)	173,761
10,180	Molson Coors Brewing Co. (Class B)	358,641
		820,712
	Beverages: Non-Alcoholic (2.6%)
133,666	Coca-Cola Co. (The)	5,460,255
21,694	Coca-Cola Enterprises Inc.	249,047
17,352	Dr Pepper Snapple Group Inc.	243,796
9,243	Pepsi Bottling Group, Inc. (The)	170,996
104,296	PepsiCo, Inc.	5,020,809
		11,144,903

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Biotechnology (2.4%)
70,903	Amgen Inc. (a)	$3,469,284
19,956	Biogen Idec Inc. (a)	918,774
29,839	Celgene Corp. (a)	1,334,697
4,682	Cephalon, Inc. (a)	307,092
18,504	Genzyme Corp. (a)	1,127,449
61,285	Gilead Sciences, Inc. (a)	2,745,567
11,803	Life Technologies Corp.	344,057
3,778	Millipore Corp. (a)	208,017
		10,454,937
	Building Products (0.0%)
24,617	Masco Corp.	126,778
	Cable/Satellite TV (0.8%)
191,995	Comcast Corp. (Class A)	2,507,455
37,357	DIRECTV Group, Inc. (The) (a)	744,899
6,160	Scripps Networks Interactive Class A	122,646
		3,375,000
	Casino/Gaming (0.1%)
20,158	International Game Technology	177,794
4,214	Wynn Resorts, Ltd. (a)	88,283
		266,077
	Chemicals: Agricultural (0.7%)
3,889	CF Industries Holdings Inc.	250,179
36,127	Monsanto Co.	2,755,406
		3,005,585
	Chemicals: Major Diversified (0.5%)
63,187	Dow Chemical Co. (The)	452,419
58,412	Du Pont (E.I.) de Nemours & Co.	1,095,809
4,962	Eastman Chemical Co.	101,919
5,379	International Flavors & Fragrances, Inc.	141,521
8,545	Rohm & Haas Co.	444,938
		2,236,606

NUMBER OF SHARES		VALUE
	Chemicals: Specialty (0.5%)
14,335	Air Products & Chemicals, Inc.	$662,994
19,911	Praxair, Inc.	1,129,949
8,575	Sigma-Aldrich Corp.	306,128
		2,099,071
	Coal (0.2%)
12,394	CONSOL Energy, Inc.	337,737
5,823	Massey Energy Co.	67,256
18,238	Peabody Energy Corp.	431,693
		836,686
	Commercial Printing/ Forms (0.0%)
14,022	Donnelley (R.R.) & Sons Co.	109,231
	Computer Communications (1.5%)
393,693	Cisco Systems, Inc. (a)	5,736,107
36,112	Juniper Networks, Inc. (a)	513,152
8,750	QLogic Corp. (a)	80,675
		6,329,934
	Computer Peripherals (0.4%)
132,636	EMC Corp. (a)	1,392,678
5,363	Lexmark International, Inc. (Class A) (a)	91,922
22,583	NetApp Inc.	303,516
45,128	Seagate Technology Inc. (Escrow) (a) (c )	0
		1,788,116
	Computer Processing Hardware (2.6%)
59,679	Apple Inc. (a)	5,329,931
118,370	Dell Inc. (a)	1,009,696
164,508	Hewlett-Packard Co.	4,775,667
50,520	Sun Microsytems (a)	236,434
		11,351,728
	Construction Materials (0.1%)
7,534	Vulcan Materials Co.	311,983

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Containers/Packaging (0.2%)
6,470	Ball Corp.	$260,675
6,818	Bemis Company, Inc.	126,610
11,412	Owens-Illinois, Inc. (a)	175,973
8,987	Pactiv Corp. (a)	142,264
10,799	Sealed Air Corp.	120,517
		826,039
	Contract Drilling (0.3%)
4,608	Diamond Offshore Drilling, Inc.	288,645
9,701	ENSCO International Inc.	238,450
19,465	Nabors Industries, Ltd. (Bermuda) (a)	189,005
18,053	Noble Corp. (Cayman Islands)	443,923
7,730	Rowan Companies, Inc.	93,610
		1,253,633
	Data Processing Services (0.8%)
6,673	Affiliated Computer Services, Inc. (Class A) (a)	311,162
34,739	Automatic Data Processing, Inc.	1,186,337
8,349	Convergys Corp. (a)	53,851
12,996	Fidelity National Information Services, Inc.	227,430
10,955	Fiserv, Inc. (a)	357,352
21,964	Paychex, Inc.	484,526
13,463	Total System Services, Inc.	169,365
48,946	Western Union Co.	546,237
		3,336,260
	Department Stores (0.3%)
20,843	Kohl's Corp. (a)	732,423
28,767	Macy's Inc.	226,396
15,198	Penney (J.C.) Co., Inc.	232,985
		1,191,804
	Discount Stores (2.4%)
5,617	Big Lots, Inc. (a)	87,120
27,898	Costco Wholesale Corp.	1,181,201
9,557	Family Dollar Stores, Inc.	262,244
3,806	Sears Holdings Corp. (a)	139,909

NUMBER OF SHARES		VALUE
48,909	Target Corp.	$1,384,614
148,973	Wal-Mart Stores, Inc.	7,335,431
		10,390,519
	Drugstore Chains (0.9%)
95,520	CVS/Caremark Corp.	2,458,685
64,629	Walgreen Co.	1,542,048
		4,000,733
	Electric Utilities (4.1%)
46,016	AES Corp. (The) (a)	289,900
11,563	Allegheny Energy, Inc. (a)	273,349
14,464	Ameren Corp.	343,954
27,603	American Electric Power Co., Inc.	774,264
23,541	CenterPoint Energy, Inc.	242,943
15,473	CMS Energy Corp.	171,131
18,716	Consolidated Edison, Inc.	677,706
12,204	Constellation Energy Group	241,151
37,674	Dominion Resources, Inc.	1,137,001
11,151	DTE Energy Co.	298,512
81,678	Duke Energy Corp.	1,100,203
22,286	Edison International	606,625
12,950	Entergy Corp.	872,701
43,270	Exelon Corp.	2,043,209
20,851	FirstEnergy Corp.	887,419
26,475	FPL Group, Inc.	1,200,112
5,227	Integrys Energy Group, Inc.	125,709
14,789	Pepco Holdings, Inc.	221,835
24,692	PG&E Corp.	943,728
6,896	Pinnacle West Capital Corp.	181,089
25,650	PPL Corp.	715,379
17,995	Progress Energy, Inc.	637,383
34,617	Public Service Enterprise Group Inc.	944,697
8,030	SCANA Corp.	241,944
50,520	Southern Co. (The)	1,531,260
14,555	TECO Energy, Inc.	139,582
7,997	Wisconsin Energy Corp.	318,441
30,715	Xcel Energy, Inc.	544,884
		17,706,111

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electrical Products (0.4%)
11,855	Cooper Industries Ltd. (Class A) (Bermuda)	$250,022
49,943	Emerson Electric Co.	1,335,975
9,634	Molex Inc.	109,539
		1,695,536
	Electronic Components (0.2%)
12,023	Amphenol Corporation (Class A)	305,625
14,409	Jabil Circuit, Inc.	59,653
15,353	MEMC Electronic Materials, Inc. (a)	230,449
15,461	SanDisk Corp. (a)	137,758
31,302	Tyco Electronics Ltd. (Bermuda)	296,743
		1,030,228
	Electronic Equipment/ Instruments (0.2%)
23,940	Agilent Technologies, Inc. (a)	332,048
15,038	JDS Uniphase Corp. (a)	41,505
9,679	Rockwell Automation, Inc.	194,548
59,208	Xerox Corp. (a)	306,697
		874,798
	Electronic Production Equipment (0.3%)
91,770	Applied Materials, Inc	845,202
11,550	KLA-Tencor Corp.	199,238
6,680	Novellus Systems, Inc. (a)	85,170
11,579	Teradyne, Inc. (a)	47,821
		1,177,431
	Electronics/Appliance Stores (0.2%)
23,105	Best Buy Co., Inc.	665,886
8,555	RadioShack Corp.	62,708
		728,594
	Electronics/Appliances (0.0%)
18,363	Eastman Kodak Co.	58,578

NUMBER OF SHARES		VALUE
4,005	Harman International Industries, Inc.	$42,533
5,028	Whirlpool Corp.	111,772
		212,883
	Engineering & Construction (0.2%)
12,415	Fluor Corp.	412,799
8,404	Jacobs Engineering Group, Inc. (a)	283,551
		696,350
	Environmental Services (0.3%)
21,960	Republic Services, Inc.	437,004
33,555	Waste Management, Inc.	905,985
		1,342,989
	Finance/Rental/Leasing (0.4%)
14,142	American Capital Ltd.	19,092
26,790	Capital One Financial Corp.	322,820
19,531	CIT Group, Inc.	47,851
32,827	Discover Financial Services	188,099
4,950	Mastercard Inc. Class A (a)	782,249
3,804	Ryder System, Inc.	86,959
31,963	SLM Corp.	147,030
		1,594,100
	Financial Conglomerates (1.9%)
74,980	American Express Co.	904,259
352,408	Citigroup, Inc.	528,612
251,129	JPMorgan Chase & Co.	5,738,297
12,107	Leucadia National Corp. (a)	177,125
17,739	Principal Financial Group, Inc.	141,735
29,002	Prudential Financial, Inc.	475,923
		7,965,951
	Financial Publishing/ Services (0.3%)
3,688	Dun & Bradstreet Corp. (a)	272,801
8,640	Equifax, Inc.	185,760
21,512	McGraw-Hill Companies, Inc. (The)	424,432
13,286	Moody's Corp.	238,484
		1,121,477

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Distributors (0.2%)
40,982	SYSCO Corp.	$881,113
	Food Retail (0.4%)
44,630	Kroger Co. (The)	922,502
29,323	Safeway Inc.	542,476
14,484	SUPERVALU, Inc.	226,095
9,598	Whole Foods Market, Inc.	116,616
		1,807,689
	Food: Major Diversified (1.4%)
14,073	Campbell Soup Co.	376,734
30,581	ConAgra Foods Inc.	461,161
21,605	General Mills, Inc.	1,133,830
21,508	Heinz (H.J.) Co.	702,666
17,232	Kellogg Co.	670,669
97,605	Kraft Foods Inc. (Class A)	2,223,442
48,354	Sara Lee Corp.	372,809
		5,941,311
	Food: Meat/Fish/Dairy (0.1%)
10,530	Dean Foods Co. (a)	215,339
20,664	Tyson Foods, Inc. (Class A)	174,198
		389,537
	Food: Specialty/Candy (0.2%)
11,345	Hershey Foods Co. (The)	382,213
8,892	McCormick & Co., Inc. (Non-Voting)	278,764
8,101	Smucker (J.M.) Co.	300,709
		961,686
	Forest Products (0.1%)
14,452	Weyerhaeuser Co.	349,160
	Gas Distributors (0.5%)
34,593	Dynegy, Inc. (Class A) (a)	44,971
8,951	EQT Corporation	275,243
3,091	Nicor Inc.	96,996
18,758	NiSource, Inc.	164,133
11,863	Questar Corp.	342,010
16,665	Sempra Energy	692,764
41,796	Spectra Energy Corp.	543,348
		2,159,465

NUMBER OF SHARES		VALUE
	Home Building (0.1%)
8,503	Centex Corp.	$52,804
18,844	D.R. Horton, Inc.	159,232
5,149	KB Home	45,826
9,665	Lennar Corp. (Class A)	64,562
14,618	Pulte Homes, Inc.	134,193
		456,617
	Home Furnishings (0.1%)
10,684	Leggett & Platt, Inc.	122,118
18,961	Newell Rubbermaid, Inc.	107,130
		229,248
	Home Improvement Chains (1.0%)
8,839	Fastenal Co.	266,231
111,516	Home Depot, Inc. (The)	2,329,569
95,716	Lowe's Companies, Inc.	1,516,141
6,717	Sherwin-Williams Co.	308,646
		4,420,587
	Hospital/Nursing Management (0.0%)
28,396	Tenet Healthcare Corp. (a)	31,520
	Hotels/Resorts/ Cruiselines (0.2%)
29,891	Carnival Corp (Panama) (Units) (b)	584,668
20,058	Marriott International, Inc. (Class A)	284,021
12,519	Starwood Hotels & Resorts Worldwide, Inc.	145,095
12,129	Wyndham Worldwide Corp. (a)	44,756
		1,058,540
	Household/Personal Care (3.3%)
29,159	Avon Products, Inc.	512,907
9,488	Clorox Co. (The)	461,117
33,113	Colgate-Palmolive Co.	1,992,740
7,925	Estee Lauder Companies, Inc. (The) (Class A)	179,501

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
26,814	Kimberly-Clark Corp.	$1,263,208
199,408	Procter & Gamble Co. (The)	9,605,483
		14,014,956
	Industrial Conglomerates (3.3%)
46,038	3M Co.	2,092,887
17,489	Danaher Corp.	887,742
700,536	General Electric Co. (d)	5,961,561
47,213	Honeywell International, Inc.	1,266,725
21,805	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	309,195
12,421	ITT Corp.	463,924
16,491	Textron, Inc.	93,174
32,349	Tyco International Ltd. (Bermuda)	648,597
63,431	United Technologies Corp.	2,589,888
		14,313,693
	Industrial Machinery (0.3%)
3,867	Flowserve Corp. (a)	195,167
26,922	Illinois Tool Works Inc.	748,432
11,023	Parker Hannifin Corp.	367,838
		1,311,437
	Industrial Specialties (0.2%)
11,468	Ecolab Inc.	364,453
11,232	PPG Industries, Inc.	348,866
		713,319
	Information Technology Services (2.2%)
12,425	Citrix Systems, Inc. (a)	255,707
19,917	Cognizant Technology Solutions Corp. (Class A) (a)	366,473
10,362	Computer Sciences Corp. (a)	359,976
89,605	International Business Machines Corp.	8,246,348
12,039	Teradata Corp.	186,123
		9,414,627

NUMBER OF SHARES		VALUE
	Insurance Brokers/ Services (0.3%)
18,453	AON Corp.	$705,643
35,163	Marsh & McLennan Companies, Inc.	630,473
		1,336,116
	Integrated Oil (8.8%)
135,631	Chevron Corp.	8,234,158
100,070	ConocoPhillips	3,737,615
340,645	Exxon Mobil Corp.	23,129,796
19,404	Hess Corp.	1,061,205
45,545	Marathon Oil Corp.	1,059,832
13,029	Murphy Oil Corp.	544,742
		37,767,348
	Internet Retail (0.4%)
20,790	Amazon.com, Inc. (a)	1,346,984
11,202	Gamestop Corp (Class A) (a)	301,558
		1,648,542
	Internet Software/ Services (1.7%)
11,568	Akamai Technologies, Inc. (a)	209,265
16,049	Google Inc. (Class A) (a)	5,424,402
13,272	VeriSign, Inc. (a)	256,548
94,921	Yahoo! Inc. (a)	1,255,805
		7,146,020
	Investment Banks/ Brokers (1.6%)
14,815	Ameriprise Financial, Inc.	236,150
4,582	CME Group Inc.	835,757
38,492	E*TRADE Group, Inc. (a)	30,794
29,358	Goldman Sachs Group, Inc. (The)	2,673,926
4,942	IntercontinentalExchange Inc.	280,557
68,932	Morgan Stanley (Note 4)	1,346,931
9,312	Nasdaq Stock Market Inc. (a)	194,621
18,126	NYSE Euronext	305,967
64,003	Schwab (Charles) Corp. (The)	813,478
		6,718,181

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Investment Managers (0.5%)
6,059	Federated Investors, Inc. (Class B)	$114,273
10,346	Franklin Resources, Inc.	473,847
26,332	Invesco Ltd.	300,975
10,797	Janus Capital Group, Inc.	47,615
9,708	Legg Mason, Inc.	124,554
17,674	Price (T.) Rowe Group, Inc.	401,907
29,546	State Street Corp.	746,627
		2,209,798
	Life/Health Insurance (0.5%)
31,883	AFLAC, Inc.	534,359
29,627	Genworth Financial Inc. (Class A)	35,849
17,502	Lincoln National Corp.	150,342
52,252	MetLife, Inc.	964,572
5,816	Torchmark Corp.	119,810
22,649	UnumProvident Corp.	230,567
		2,035,499
	Major Banks (2.5%)
432,869	Bank of America Corp.	1,709,833
75,219	Bank of New York Mellon Corp.	1,667,605
37,790	BB&T Corp.	609,553
10,293	Comerica, Inc.	154,498
25,038	Huntington Bancshares, Inc.	36,555
33,859	KeyCorp	237,352
29,272	PNC Financial Services Group	800,296
47,330	Regions Financial Corp.	161,869
24,221	SunTrust Banks, Inc.	291,379
116,657	U.S. Bancorp	1,669,362
284,103	Wells Fargo & Co.	3,437,646
		10,775,948
	Major Telecommunications (3.7%)
393,457	AT&T Inc.	9,352,473
9,722	Embarq Corp.	339,978
195,407	Sprint Nextel Corp.	642,889
190,860	Verizon Communications, Inc.	5,445,236
		15,780,576

NUMBER OF SHARES		VALUE
	Managed Health Care (1.0%)
31,540	Aetna, Inc.	$752,860
18,800	CIGNA Corp.	296,288
10,190	Coventry Health Care, Inc. (a)	117,389
11,540	Humana, Inc. (a)	273,152
79,380	UnitedHealth Group Inc.	1,559,817
33,027	WellPoint Inc. (a)	1,120,276
		4,119,782
	Media Conglomerates (1.3%)
46,507	CBS Corp. (Class B)	198,585
123,145	Disney (Walt) Co. (The)	2,065,142
157,317	News Corp. (Class A)	874,683
235,576	Time Warner, Inc.	1,797,445
41,966	Viacom Inc. (Class B) (a)	645,857
		5,581,712
	Medical Distributors (0.5%)
10,685	AmerisourceBergen Corp.	339,356
24,598	Cardinal Health, Inc.	798,205
18,873	McKesson Corp.	774,170
6,237	Patterson Companies, Inc. (a)	112,703
		2,024,434
	Medical Specialties (2.8%)
6,785	Bard (C.R.), Inc.	544,564
40,787	Baxter International, Inc.	2,076,466
16,629	Becton, Dickinson & Co.	1,029,169
102,705	Boston Scientific Corp. (a)	720,989
32,518	Covidien Ltd.	1,029,845
10,188	DENTSPLY International, Inc.	235,547
10,917	Hospira, Inc. (a)	253,274
2,675	Intuitive Surgical, Inc. (a)	243,318
73,595	Medtronic, Inc.	2,177,676
8,077	Pall Corp.	191,990
8,079	PerkinElmer, Inc.	104,058
23,542	St. Jude Medical, Inc. (a)	780,653
16,569	Stryker Corp.	557,878
28,743	Thermo Fisher Scientific, Inc. (a)	1,042,221
8,499	Varian Medical Systems, Inc. (a)	259,304

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
6,725	Waters Corp. (a)	$236,855
15,361	Zimmer Holdings, Inc. (a)	537,942
		12,021,749
	Medical/Nursing Services (0.1%)
7,100	DaVita, Inc. (a)	333,132
	Miscellaneous Commercial Services (0.1%)
8,988	Cintas Corp.	182,367
12,293	Iron Mountain Inc. (a)	228,404
		410,771
	Miscellaneous Manufacturing (0.1%)
12,720	Dover Corp.	317,237
	Motor Vehicles (0.1%)
163,399	Ford Motor Co. (a)	326,798
41,756	General Motors Corp.	93,951
15,925	Harley-Davidson, Inc.	160,843
		581,592
	Multi-Line Insurance (0.0%)
183,918	American International Group, Inc.	77,246
20,609	Hartford Financial Services Group, Inc. (The)	125,715
		202,961
	Office Equipment/ Supplies (0.1%)
7,270	Avery Dennison Corp.	146,491
14,099	Pitney Bowes, Inc.	271,970
		418,461
	Oil & Gas Pipelines (0.2%)
47,963	El Paso Corp.	323,750
39,582	Williams Companies, Inc. (The)	447,277
		771,027
	Oil & Gas Production (2.5%)
31,399	Anadarko Petroleum Corp.	1,097,395
21,799	Apache Corp.	1,288,103

NUMBER OF SHARES		VALUE
7,069	Cabot Oil & Gas Corp.	$143,996
36,995	Chesapeake Energy Corp.	578,602
28,839	Devon Energy Corp.	1,259,399
17,072	EOG Resources, Inc.	854,283
11,816	Noble Energy, Inc.	538,101
54,012	Occidental Petroleum Corp.	2,801,602
8,050	Pioneer Natural Resources Co. (a)	117,450
10,625	Range Resources Corp.	377,931
23,484	Southwestern Energy Co. (a)	675,635
37,721	XTO Energy Inc.	1,194,247
		10,926,744
	Oil Refining/Marketing (0.3%)
7,993	Sunoco, Inc.	267,366
9,471	Tesoro Corp.	139,792
35,296	Valero Energy Corp.	684,036
		1,091,194
	Oilfield Services/ Equipment (1.4%)
21,035	Baker Hughes Inc.	616,536
19,968	BJ Services Co.	193,091
15,015	Cameron International Corp. (a)	289,489
61,133	Halliburton Co.	997,079
28,545	National-Oilwell Varco, Inc. (a)	763,008
79,915	Schlumberger Ltd. (Netherlands Antilles)	3,041,565
14,970	Smith International, Inc.	321,556
		6,222,324
	Other Consumer Services (0.4%)
7,288	Apollo Group, Inc. (Class A) (a)	528,380
23,184	Block (H&R), Inc.	442,814
73,369	eBay Inc. (a)	797,521
14,328	Expedia, Inc. (a)	114,194
		1,882,909

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Consumer Specialties (0.1%)
10,254	Fortune Brands, Inc.	$243,533
	Other Metals/Minerals (0.0%)
5,821	Titanium Metals Corp.	33,995
	Packaged Software (3.7%)
36,318	Adobe Systems, Inc. (a)	606,511
15,478	Autodesk, Inc. (a)	196,416
12,826	BMC Software, Inc. (a)	380,034
26,943	CA Inc.	456,684
16,860	Compuware Corp. (a)	99,643
21,892	Intuit Inc. (a)	498,919
10,450	McAfee Inc. (a)	292,078
512,489	Microsoft Corp.	8,276,697
23,616	Novell, Inc. (a)	74,627
262,518	Oracle Corp. (a)	4,079,530
7,177	Salesforce.com Inc. (a)	200,956
57,184	Symantec Corp. (a)	790,855
		15,952,950
	Personnel Services (0.1%)
8,428	Monster Worldwide Inc. (a)	55,541
10,612	Robert Half International, Inc.	163,106
		218,647
	Pharmaceuticals: Generic Drugs (0.1%)
20,842	Mylan Laboratories, Inc.	259,066
7,155	Watson Pharmaceuticals, Inc. (a)	202,272
		461,338
	Pharmaceuticals: Major (7.7%)
103,231	Abbott Laboratories	4,886,955
131,834	Bristol-Myers Squibb Co.	2,427,064
185,316	Johnson & Johnson	9,265,800
66,435	Eli Lilly & Co.	1,951,860
141,520	Merck & Co., Inc.	3,424,784
449,158	Pfizer, Inc.	5,529,135
106,304	Schering-Plough Corp.	1,848,627
88,819	Wyeth	3,625,592
		32,959,817

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Other (0.3%)
21,034	Allergan, Inc.	$814,857
20,615	Forest Laboratories, Inc. (a)	441,986
16,859	King Pharmaceuticals, Inc. (a)	123,745
		1,380,588
	Precious Metals (0.5%)
25,832	Freeport-McMoRan Copper & Gold, Inc.	785,809
31,267	Newmont Mining Corp.	1,301,645
		2,087,454
	Property - Casualty Insurers (1.0%)
36,660	Allstate Corp. (The)	616,988
24,330	Chubb Corp. (The)	949,843
11,107	Cincinnati Financial Corp.	228,138
24,758	Loews Corp.	491,446
46,214	Progressive Corp. (The)	534,695
37,974	St. Paul Travelers Companies, Inc. (The)	1,372,760
22,626	XL Capital Ltd. (Class A) (Cayman Islands)	74,892
		4,268,762
	Publishing: Books/ Magazines (0.0%)
2,472	Meredith Corp.	31,765
	Publishing: Newspapers (0.1%)
15,603	Gannett Co., Inc.	50,554
7,967	New York Times Co. (The) (Class A)	32,904
410	Washington Post Co. (The) (Class B)	147,801
		231,259
	Pulp & Paper (0.1%)
29,245	International Paper Co.	166,404
11,684	MeadWestvaco Corp.	109,129
		275,533

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Railroads (0.9%)
19,201	Burlington Northern Santa Fe Corp.	$1,128,443
26,982	CSX Corp.	665,916
25,327	Norfolk Southern Corp.	803,372
32,859	Union Pacific Corp.	1,232,870
		3,830,601
	Real Estate Development (0.0%)
15,253	CB Richard Ellis Group, Inc. (Class A) (a)	44,081
	Real Estate Investment Trusts (0.8%)
7,955	Apartment Investment & Management Co. (Class A)	41,525
5,441	AvalonBay Communities, Inc.	230,806
8,263	Boston Properties, Inc.	306,475
18,607	Equity Residential	327,483
17,282	HCP INC	315,742
6,732	Health Care REIT, Inc.	207,144
35,743	Host Hotels & Resorts Inc.	132,249
15,664	Kimco Realty Corp.	138,626
11,409	Plum Creek Timber Co., Inc.	299,258
18,171	ProLogis	105,210
8,574	Public Storage, Inc.	475,686
15,446	Simon Property Group, Inc.	511,263
9,397	Vornado Realty Trust	307,564
		3,399,031
	Recreational Products (0.2%)
21,948	Electronic Arts Inc. (a)	357,972
8,474	Hasbro, Inc.	193,970
24,517	Mattel, Inc.	290,281
		842,223
	Regional Banks (0.3%)
39,501	Fifth Third Bancorp	83,347
14,042	First Horizon National Corp.	128,765
5,281	M&T Bank Corp.	193,285
17,805	Marshall & Ilsley Corp.	81,547

NUMBER OF SHARES		VALUE
15,256	Northern Trust Corp.	$847,471
7,890	Zions Bancorporation	73,929
		1,408,344
	Restaurants (1.3%)
9,489	Darden Restaurants, Inc.	257,531
74,690	McDonald's Corp.	3,902,553
50,309	Starbucks Corp. (a)	460,327
31,639	Yum! Brands, Inc.	831,473
		5,451,884
	Retail Strip Centers (0.0%)
8,227	Developers Diversified Realty Corp.	24,270
	Savings Banks (0.2%)
35,654	Hudson City Bancorp, Inc.	369,732
23,788	People's United Financial Inc.	414,149
		783,881
	Semiconductors (2.0%)
41,621	Advanced Micro Devices, Inc. (a)	90,734
20,340	Altera Corp.	311,812
19,918	Analog Devices, Inc.	371,272
30,379	Broadcom Corp. (Class A) (a)	499,735
369,628	Intel Corp.	4,709,060
15,166	Linear Technology Corp.	330,618
44,124	LSI Logic Corp. (a)	127,960
12,441	Microchip Technology Inc.	233,518
52,242	Micron Technology, Inc. (a)	168,219
13,343	National Semiconductor Corp.	145,439
36,735	NVIDIA Corp. (a)	304,165
83,906	Texas Instruments Inc.	1,204,050
18,735	Xilinx, Inc.	331,235
		8,827,817
	Services to the Health Industry (0.8%)
16,926	Express Scripts, Inc. (a)	851,378
12,440	IMS Health Inc.	155,749
7,387	Laboratory Corp. of America Holdings (a)	406,359

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
32,356	Medco Health Solutions Inc. (a)	$1,313,006
10,838	Quest Diagnostics Inc.	496,706
5,853	Stericycle, Inc. (a)	280,827
		3,504,025
	Specialty Insurance (0.0%)
8,045	Assurant, Inc.	164,118
12,886	MBIA Inc.	35,308
		199,426
	Specialty Stores (0.4%)
7,379	AutoNation, Inc. (a)	73,642
2,617	AutoZone, Inc. (a)	372,216
17,764	Bed Bath & Beyond Inc. (a)	378,373
18,802	Office Depot, Inc. (a)	19,742
48,796	Staples, Inc.	778,296
8,421	Tiffany & Co.	160,336
		1,782,605
	Specialty Telecommunications (0.4%)
27,134	American Tower Corp. (Class A) (a)	790,142
6,850	CenturyTel, Inc.	180,361
21,294	Frontier Communications Corp.	153,317
100,203	Qwest Communications International, Inc. (a)	339,688
30,057	Windstream Corp.	224,225
		1,687,733
	Steel (0.2%)
7,662	AK Steel Holding Corp. (a)	47,350
6,587	Allegheny Technologies, Inc.	129,566
21,474	Nucor Corp.	722,600
7,952	United States Steel Corp.	156,416
		1,055,932
	Telecommunication Equipment (1.4%)
6,178	Ciena Corp. (a)	33,175
106,317	Corning Inc.	1,121,644
9,206	Harris Corp.	343,200

NUMBER OF SHARES		VALUE
155,019	Motorola, Inc.	$545,667
110,717	QUALCOMM, Inc.	3,701,269
27,225	Tellabs, Inc. (a)	103,455
		5,848,410
	Tobacco (1.8%)
135,347	Altria Group, Inc.	2,089,758
11,496	Lorillard Inc.	671,825
135,903	Philip Morris International	4,548,673
11,563	Reynolds American, Inc.	388,286
		7,698,542
	Tools/Hardware (0.1%)
4,110	Black & Decker Corp.	97,283
3,929	Snap-On, Inc.	92,685
5,390	Stanley Works (The)	144,236
		334,204
	Trucks/Construction/Farm Machinery (0.6%)
41,262	Caterpillar Inc.	1,015,457
13,774	Cummins Inc.	286,499
29,208	Deere & Co.	802,928
8,916	Manitowoc Co., Inc.	36,556
24,808	PACCAR, Inc.	621,937
		2,763,377
	Wholesale Distributors (0.1%)
10,906	Genuine Parts Co.	306,895
4,423	Grainger (W.W.), Inc.	292,626
		599,521
Total Common Stocks (Cost $627,413,966) (e)(f)	100.1%	429,407,967
Liabilities in Excess of Other Assets	(0.1)	(516,603)
Net Assets	100.0%	$428,891,364

  (a)  Non-income producing security.

  (b)  Consist of one or more class of securities traded as a unit: stocks with attached trust shares.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

  (c)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 8.

  (d)  A portion of this security has been physically segregated in connection with open futures contracts.

  (e)  Securities have been designated as collateral in connection with open futures contracts.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $56,858,728 and the aggregate gross unrealized depreciation is $254,864,727 resulting in net unrealized depreciation of $198,005,999.

Futures Contracts Open at February 28, 2009

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
44	Long	S&P 500 Index
		E-MINI
		March 2009	$1,615,240	$(208,334)

Summary of Investments

SECTORS	VALUE	PERCENT OF TOTAL INVESTMENTS
Health Technology	$57,278,429	13.3%
Energy Minerals	50,621,972	11.8
Electronic Technology	45,014,424	10.5
Finance	42,966,349	10.0
Consumer Non-Durables	42,859,351	10.0
Technology Services	35,849,857	8.3
Retail Trade	27,369,496	6.4
Producer Manufacturing	21,816,761	5.1
Utilities	19,865,576	4.6
Consumer Services	17,879,146	4.1
Communications	17,468,309	4.1
Process Industries	10,325,914	2.4
Industrial Services	10,286,323	2.4
Transportation	8,664,217	2.0
Health Services	7,988,459	1.9
Non-Energy Minerals	4,179,567	1.0
Distribution Services	3,505,068	0.8
Consumer Durables	2,973,578	0.7
Commercial Services	2,495,171	0.6
	$429,407,967+	100.0%

  +  Does not include open futures contracts with an underlying face amount of $1,615,240 with unrealized depreciation of $208,334.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements

Statement of Assets and Liabilities

February 28, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $624,797,563)	$428,061,036
Investment in affiliate, at value (cost $2,616,403)	1,346,931
Cash (including $13,123 in Foreign currency at value, with a cost of $15,622)	13,123
Receivable for:
Dividends	1,793,706
Shares of beneficial interest sold	527,834
Investments sold	450,969
Dividends from affiliate	1,105
Receivable from Investment Adviser	3,716
Prepaid expenses and other assets	31,377
Total Assets	432,229,797
Liabilities:
Payable for:
Shares of beneficial interest redeemed	2,315,752
Investments purchased	291,594
Distribution fee	196,658
Transfer agent fee	107,557
Variation margin	48,334
Administration fee	97
Payable to bank	284,996
Accrued expenses and other payables	93,445
Total Liabilities	3,338,433
Net Assets	$428,891,364
Composition of Net Assets:
Paid-in-capital	$693,498,436
Net unrealized depreciation	(198,216,832)
Accumulated undistributed net investment income	4,685,185
Accumulated net realized loss	(71,075,425)
Net Assets	$428,891,364
Class A Shares:
Net Assets	$255,354,098
Shares Outstanding (unlimited authorized, $.01 par value)	32,309,164
Net Asset Value Per Share	$7.90
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.34
Class B Shares:
Net Assets	$100,451,916
Shares Outstanding (unlimited authorized, $.01 par value)	12,965,529
Net Asset Value Per Share	$7.75
Class C Shares:
Net Assets	$56,188,459
Shares Outstanding (unlimited authorized, $.01 par value)	7,314,439
Net Asset Value Per Share	$7.68
Class I Shares:
Net Assets	$16,896,891
Shares Outstanding (unlimited authorized, $.01 par value)	2,119,368
Net Asset Value Per Share	$7.97

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2009 (unaudited)

Net Investment Income: Income
Dividends	$8,496,492
Dividends from affiliates	68,475
Total Income	8,564,967
Expenses
Distribution fee (Class A shares)	403,116
Distribution fee (Class B shares)	723,087
Distribution fee (Class C shares)	367,183
Transfer agent fees and expenses	683,349
Investment advisory fee	346,385
Administration fee	230,924
Shareholder reports and notices	48,851
Custodian fees	28,591
Professional fees	27,399
Registration fees	27,019
Trustees' fees and expenses	6,344
Other	42,227
Total Expenses	2,934,475
Less: amounts waived/reimbursed	(457,671)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,141)
Net Expenses	2,474,663
Net Investment Income	6,090,304
Realized and Unrealized Loss: Realized Loss on:
Investments	(24,452,297)
Investment in affiliate	(141,786)
Futures contracts	(2,874,494)
Foreign exchange transactions	(301)
Net Realized Loss	(27,468,878)
Change in Unrealized Appreciation/Depreciation on:
Investments	(316,120,730)
Investment in affiliate	(1,626,387)
Futures contracts	(267,571)
Net translation of other assets and liabilities denominated in foreign currencies	(2,300)
Net Change in Unrealized Appreciation/Depreciation	(318,016,988)
Net Loss	(345,485,866)
Net Decrease	$(339,395,562)

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009	FOR THE YEAR ENDED AUGUST 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$6,090,304	$11,992,341
Net realized gain (loss)	(27,468,878)	41,859,012
Net change in unrealized appreciation/depreciation	(318,016,988)	(174,746,432)
Net Decrease	(339,395,562)	(120,895,079)
Dividends to Shareholders from Net Investment Income:
Class A shares	(7,399,930)	(8,115,403)
Class B shares	(1,543,020)	(2,159,933)
Class C shares	(998,587)	(1,058,326)
Class I shares	(558,487)	(1,666,374)
Total Dividends	(10,500,024)	(13,000,036)
Net decrease from transactions in shares of beneficial interest	(60,926,948)	(151,973,614)
Net Decrease	(410,822,534)	(285,868,729)
Net Assets:
Beginning of period	839,713,898	1,125,582,627
End of Period (Including accumulated undistributed net investment income of $4,685,185 and $9,094,905, respectively)	$428,891,364	$839,713,898

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009

1. Organization and Accounting Policies

Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period September 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009 continued

determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009 continued

translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U. S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financials statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period August 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12B-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.34% of the average daily net assets of the Fund on an annualized basis.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,346,492 at February 28, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year six months ended February 28, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009 continued

The Distributor has informed the Fund that for the six months ended February 28, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $239, $134,077 and $5,110 , respectively and received $68,011 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2009, advisory fees paid were reduced by $2,141 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliates" in the Statement of Operations and totaled $27,889 for the six ended February 28, 2009. For the six months ended February 28, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $68,710,195 and $71,203,845, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2009 aggregated $27,003,893 and $90,703,389, respectively. Included in the aforementioned are sales of Morgan Stanley Common Stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $284,769, including net realized losses of $141,786.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009		FOR THE YEAR ENDED AUGUST 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,851,932	$37,619,916	4,162,157	$61,384,007
Conversion from Class B	256,968	2,488,724	2,528,705	39,365,539
Reinvestment of dividends	788,954	7,274,152	473,534	7,552,862
Redeemed	(4,459,939)	(44,658,033)	(7,867,799)	(118,172,030)
Net increase (decrease) — Class A	437,915	2,724,759	(703,403)	(9,869,622)
CLASS B SHARES
Sold	470,201	4,491,528	630,230	9,267,121
Conversion to Class A	(263,244)	(2,488,724)	(2,600,424)	(39,365,539)
Reinvestment of dividends	164,097	1,485,074	124,336	1,935,904
Redeemed	(3,460,489)	(33,856,982)	(6,376,953)	(92,522,861)
Net decrease — Class B	(3,089,435)	(30,369,104)	(8,222,811)	(120,685,375)
CLASS C SHARES
Sold	528,080	5,045,743	433,443	6,253,547
Reinvestment of dividends	108,883	976,681	62,645	969,743
Redeemed	(1,052,290)	(10,424,566)	(1,283,848)	(18,728,199)
Net decrease — Class C	(415,327)	(4,402,142)	(787,760)	(11,504,909)
CLASS I SHARES
Sold	262,264	2,733,016	441,457	6,530,657
Reinvestment of dividends	59,756	555,732	95,394	1,533,941
Redeemed	(3,457,631)	(32,169,209)	(1,192,112)	(17,978,306)
Net decrease — Class I	(3,135,611)	(28,880,461)	(655,261)	(9,913,708)
Net decrease in Fund	(6,202,458)	$(60,926,948)	(10,369,235)	$(151,973,614)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009 continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2008 the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

8. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments.

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2009 continued

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$429,407,967	$429,407,967	—	—
Other Financial Instruments*	(208,334)	(208,334)	—	—
Total	$429,199,633	$429,199,633	—	—

*  Other financial instruments include futures contracts.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

10. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

Morgan Stanley S&P 500 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.94		$16.01		$14.17		$13.27	$12.03	$10.97
Income (loss) from investment operations:
Net investment income(1)	0.12		0.23		0.21		0.18	0.19	0.12
Net realized and unrealized gain (loss)	(5.93)		(2.05)		1.85		0.91	1.23	1.05
Total income (loss) from investment operations	(5.81)		(1.82)		2.06		1.09	1.42	1.17
Less dividends from net investment income	(0.23)		(0.25)		(0.22)		(0.19)	(0.18)	(0.11)
Net asset value, end of period	$7.90		$13.94		$16.01		$14.17	$13.27	$12.03
Total Return(2)	(41.89	)%(5)	(11.55)%		14.60%		8.24%	11.81%	10.70%
Ratios to Average Net Assets(3)(7):
Total expenses (before expense offset)	0.59	%(4)(6)	0.59	%(4)	0.58	%(4)	0.62%	0.64%	0.70%
Net investment income	2.38	%(4)(6)	1.50	%(4)	1.37	%(4)	1.32%	1.52%	1.03%
Supplemental Data:
Net assets, end of period, in millions	$255		$444		$521		$452	$401	$301
Portfolio turnover rate	5	%(5)	10%		3%		4%	3%	2%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

  (7)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	0.75%	2.22%
August 31, 2008	0.66	1.43
August 31, 2007	0.65	1.30
August 31, 2006	0.66	1.28
August 31, 2005	0.65	1.51
August 31, 2004	0.77	0.96

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.54		$15.52		$13.72		$12.83	$11.62	$10.60
Income (loss) from investment operations:
Net investment income(1)	0.08		0.11		0.09		0.07	0.10	0.03
Net realized and unrealized gain (loss)	(5.76)		(1.99)		1.79		0.87	1.18	1.02
Total income (loss) from investment operations	(5.68)		(1.88)		1.88		0.94	1.28	1.05
Less dividends from net investment income	(0.11)		(0.10)		(0.08)		(0.05)	(0.07)	(0.03)
Net asset value, end of period	$7.75		$13.54		$15.52		$13.72	$12.83	$11.62
Total Return(2)	(42.08	)%(5)	(12.20)%		13.76%		7.35%	11.04%	9.88%
Ratios to Average Net Assets(3)(7):
Total expenses (before expense offset)	1.34	%(4)(6)	1.34	%(4)	1.34	%(4)	1.38%	1.40%	1.46%
Net investment income	1.63	%(4)(6)	0.75	%(4)	0.61	%(4)	0.56%	0.76%	0.27%
Supplemental Data:
Net assets, end of period, in millions	$100		$217		$377		$534	$815	$1,108
Portfolio turnover rate	5	%(5)	10%		3%		4%	3%	2%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

  (7)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	1.50%	1.47%
August 31, 2008	1.41	0.68
August 31, 2007	1.41	0.54
August 31, 2006	1.42	0.52
August 31, 2005	1.41	0.75
August 31, 2004	1.53	0.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.46		$15.46		$13.70		$12.83	$11.61	$10.60
Income (loss) from investment operations:
Net investment income(1)	0.08		0.11		0.09		0.08	0.10	0.03
Net realized and unrealized gain (loss)	(5.73)		(1.98)		1.78		0.87	1.20	1.01
Total income (loss) from investment operations	(5.65)		(1.87)		1.87		0.95	1.30	1.04
Less dividends from net investment income	(0.13)		(0.13)		(0.11)		(0.08)	(0.08)	(0.03)
Net asset value, end of period	$7.68		$13.46		$15.46		$13.70	$12.83	$11.61
Total Return(2)	(42.09	)%(5)	(12.21)%		13.68%		7.45%	11.18%	9.85%
Ratios to Average Net Assets(3)(7):
Total expenses (before expense offset)	1.34	%(4)(6)	1.33	%(4)	1.33	%(4)	1.34%	1.34%	1.46%
Net investment income	1.63	%(4)(6)	0.76	%(4)	0.62	%(4)	0.60%	0.82%	0.27%
Supplemental Data:
Net assets, end of period, in millions	$56		$104		$132		$132	$154	$173
Portfolio turnover rate	5	%(5)	10%		3%		4%	3%	2%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	1.50%	1.47%
August 31, 2008	1.40	0.69
August 31, 2007	1.40	0.55
August 31, 2006	1.38	0.56
August 31, 2005	1.35	0.81
August 31, 2004	1.53	0.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.09		$16.17		$14.31		$13.40	$12.14	$11.06
Income (loss) from investment operations:
Net investment income(1)	0.14		0.27		0.25		0.21	0.23	0.15
Net realized and unrealized gain (loss)	(5.99)		(2.06)		1.86		0.92	1.24	1.06
Total income (loss) from investment operations	(5.85)		(1.79)		2.11		1.13	1.47	1.21
Less dividends from net investment income	(0.27)		(0.29)		(0.25)		(0.22)	(0.21)	(0.13)
Net asset value, end of period	$7.97		$14.09		$16.17		$14.31	$13.40	$12.14
Total Return(2)	(41.81	)%(5)	(11.28)%		14.86%		8.46%	12.11%	10.97%
Ratios to Average Net Assets(3)(7):
Total expenses (before expense offset)	0.34	%(4)(6)	0.34	%(4)	0.34	%(4)	0.38%	0.40%	0.46%
Net investment income	2.63	%(4)(6)	1.75	%(4)	1.61	%(4)	1.56%	1.76%	1.27%
Supplemental Data:
Net assets, end of period, in millions	$17		$74		$96		$99	$188	$198
Portfolio turnover rate	5	%(5)	10%		3%		4%	3%	2%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

  (7)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	0.50%	2.47%
August 31, 2008	0.41	1.68
August 31, 2007	0.41	1.54
August 31, 2006	0.42	1.52
August 31, 2005	0.41	1.75
August 31, 2004	0.53	1.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley S&P 500 Index Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

SPISAN
IU09-01690P-Y02/09

INVESTMENT MANAGEMENT

Morgan Stanley

S&P 500 Index Fund

Semiannual Report

February 28, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009